Related Party Transactions (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction
Amounts due to related parties	$ 577,357	$ 2,195,904
TCL Corporation | Ying Wu
Related Party Transaction
Amounts due to related parties	2,550
China Vanke Co., Ltd. | Daqing Qi
Related Party Transaction
Amounts due to related parties		25,617
Tea Care Group Ltd. | Fumin Zhuo
Related Party Transaction
Amounts due to related parties	3,470
Fosun International Limited | Major Shareholder
Related Party Transaction
Amounts due to related parties	32,615	1,313,482
Bona Film Group Ltd. | Daqing Qi
Related Party Transaction
Amounts due to related parties	493,177	755,712
Redbaby.com | Jason Nanchun Jiang
Related Party Transaction
Amounts due to related parties		55,659
Juewei Foods, Inc. | Jason Nanchun Jiang
Related Party Transaction
Amounts due to related parties	$ 45,545	$ 45,434